Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)		3 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Details
Net Income (Loss)		$ 1,889,521	$ 4,504,291
Net changes related to available-for-sale securities
Unrealized gains (losses) during period		649,365	7,451,450
Income tax expense		(172,087)	(1,552,268)
Net unrealized (losses) gains		477,278	5,899,182
Reclassification of (gains)/losses to Net Income (Loss)	[1]	0	0
Other Comprehensive Income (Loss)		477,278	5,899,182
Total Comprehensive Income		$ 2,366,799	$ 10,403,473

[1]	CI1